Expenses (Details) - Schedule of Expenses - AUD ($)	7 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
General and administrative expenses
Accounting and audit		$ 657,970	$ 499,331	$ 547,055
Bad debts		2,376		5,472
Consulting		23,241	226,710	126,215
Depreciation		48,662	42,606	43,662
Employee benefits		1,874,963	1,212,721	1,775,809
Expected credit losses		19,111	8,809	(30,055)
Insurance		434,699	401,121	341,202
Investor relations		194,754	38,567	38,568
Legal		233,243	520,698	205,722
Listing and share registry		152,954	164,949	292,113
Superannuation		141,539	62,647	41,964
Travel and entertainment		105,535	9,459	1,398
Share-based payment expenses - options		104,753	94,890	2,116,013
Share-based payment expenses - performance rights		122,201
Other		104,904	241,880	589,554
Total general and administrative expenses	$ (907,530)	4,220,905	3,524,388	6,094,692
Research and development expenses
Consulting		111,530	230,684	1,006,086
Project research and development		2,480,615	427,031	360,968
Total research and development expenses	221,597	2,592,145	657,715	1,367,054
Selling and marketing expenses
Selling		192,878	57,854	25,858
Marketing		474,926	113,472	90,652
Distribution costs		259,619	245,211	171,174
Total selling and marketing expenses	$ 785,594	$ 927,423	$ 416,537	$ 287,684